Long-Term Debt	12 Months Ended
Dec. 31, 2022
25. Long-term Debt
Long-term Debt
25.

LONG-TERM DEBT
Bonds, notes and debentures are at fixed interest rates and are unsecured unless noted below. Included are certain bankers’ acceptances and commercial paper where the Company has the intention and the unencumbered ability to refinance the obligations for a period greater than one year.
Long-term debt as at December 31 consisted of the following:
Weighted average
interest rate
(1)
millions of dollars 2022 2021 Maturity 2022 2021
Emera

Bankers acceptances, LIBOR loans

Variable Variable 2027 $

403 $

378
Unsecured fixed rate notes 2.90% 2.90% 2023

500

500
Fixed to floating subordinated notes (USD)
(2)
6.75% 6.75% 2076

1,625

1,521
$

2,528 $

2,399
Emera Finance

Unsecured senior notes (USD)

3.65% 3.65% 2024 - 2046 $

3,725 $

3,487
Tampa Electric
(3)
Fixed rate notes and bonds (USD) 4.15% 4.15% 2024 - 2052 $

4,341 $

3,683
PGS
Fixed rate notes and bonds (USD) 3.78% 3.78% 2024 - 2052 $

772 $

660
NMGC
Fixed rate notes and bonds (USD) 3.11% 3.11% 2026 - 2051 $

521 $

488
Non-revolving term facility, floating rate Variable Variable 2024

108

101
$

629 $

589
NMGI
Fixed rate notes and bonds (USD) 3.64% 3.64% 2024 $

203 $

190
NSPI
Discount notes Variable Variable 2024 - 2027 $

881 $

376
Medium term fixed rate notes 5.14% 5.14% 2025 - 2097

2,665

2,665
$

3,546 $

3,041
EBP
Senior secured credit facility Variable Variable 2026 $

249 $

249
ECI
Secured senior notes (USD)

Variable Variable 2026 $

86 $

84
Amortizing fixed rate notes (USD) 3.97% 3.97% 2024 - 2026

100 $

104
Non-revolving term facility, floating rate Variable Variable 2027

30 $

28
Non-revolving term facility, fixed rate 2.05% 2.36% 2025 - 2026

91 $

101
Secured fixed rate senior notes
(4)
3.06% 4.43% 2023 - 2029

142 $

161
$

449 $

478
Adjustments
Fair market value adjustment - TECO Energy acquisition
(5)
$

2 $

3
Debt issuance costs (126) (121)
Amount due within one year (574) (462)
$ (698) $ (580)
Long-Term Debt $

15,744 $

14,196
(1) Weighted average interest rate of fixed rate long-term debt.
(2) In 2022, the Company recognized $ 110

million in interest expense (2021 – $
102

million) related to its fixed to floating
subordinated notes.
(3) A substantial part of Tampa

Electric’s tangible assets are pledged as collateral to secure its first mortgage bonds. There are
currently no bonds outstanding under Tampa

Electric’s first mortgage bond indenture.
(4) Notes are issued and payable in either USD or BBD.

(5) On acquisition of TECO Energy, Emera recorded

a fair market value adjustment on the unregulated long-term debt acquired.
The fair market value adjustment is amortized over the remaining term of the debt.
The Company’s total long-term revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:
millions of dollars Maturity 2022 2021
Emera – revolving credit facility
(1)
June 2027 $

900 $

900
NSPI - revolving credit facility
(1)
December 2027

800

600
NSPI - non-revolving credit facility July 2024

400 -

NMGC - non-revolving credit facility March 2024

108 -

ECI – revolving credit facilities 2023-2032

11

27
Total $

2,219 $

1,527
Less:
Borrowings under credit facilities

1,396

770
Letters of credit issued inside credit facilities

12

124
Use of available facilities $

1,408 $

894
Available capacity under existing agreements $

811 $

633
(1) Advances on the revolving credit facility can be made by way of overdraft on accounts up to $ 50 million.
Debt Covenants
Emera and its subsidiaries have debt covenants associated with their credit facilities. Covenants are tested regularly and the Company is in compliance with covenant requirements. Emera’s significant covenants are listed below:
As at
Financial Covenant Requirement December 31, 2022
Emera
Syndicated credit facilities Debt to capital ratio Less than or equal to 0.70 to 1
0.57

: 1
Recent Significant Financing Activity by Segment
Florida Electric Utilities
On September 15, 2022, TEC repaid a $ 250

million USD note upon maturity. The note was repaid using
existing credit facilities.

On July 12, 2022, TEC completed an issuance of $ 600

million USD senior notes. The issuance included
$ 300

million USD senior notes that bear an interest rate of
3.875

per cent with a maturity date of
July 12,
2024 , and $ 300

million USD senior notes that bear an interest rate of
5

per cent with a maturity date of
July 15, 2052
.

Canadian Electric Utilities
On December 16, 2022, NSPI amended its revolving operating credit facility to extend the maturity date from December 16, 2026

to
December 16, 2027

and increase the amount of the facility from $
600

million
to $ 800

million. There were no other significant changes in commercial terms from the prior agreement.

On July 15, 2022, NSPI entered into a $ 400

million non-revolving term credit facility which matures on
July 15, 2024 . The credit facility contains customary representation and warranties, events of default and financial and other covenants, and bears interest at Bankers’ Acceptances or prime rate advances, plus a margin.

Gas Utilities and Infrastructure
On September 23, 2022, NMGC amended its $ 80

million USD, unsecured, non-revolving term credit
facility to extend the maturity from September 23, 2022 , to March 22, 2024 . There were no other changes in commercial terms from the prior agreement.

On June 30, 2022, Brunswick Pipeline amended its non-revolving credit agreement to extend the maturity from June 30, 2025

to
June 30, 2026 . There were no other changes in commercial terms from the prior agreement.

Other Electric Utilities

On March 25, 2022, ECI amended its amortizing floating rate notes to extend the maturity from March 25,
2022

to
March 25, 2027 . There were no other changes in commercial terms from the prior agreement.
Other

On December 16, 2022, Emera amended its $ 900

million revolving operating credit facility to extend the
maturity date from June 30, 2026

to
June 30, 2027 . There were no other significant changes in
commercial terms from the prior agreement.
Long-Term Debt Maturities
As at December 31, long-term debt maturities, including capital lease obligations, for each of the next five years and in aggregate thereafter are as follows:
millions of dollars 2023 2024 2025 2026 2027 Thereafter Total
Emera $

500 $ -

$ -

$

1,625 $

403 $ -

$

2,528
Emera US Finance LP -

407 -

1,016 -

2,302

3,725
Tampa Electric -

356 -

-

-

3,985

4,341
PGS -

51 -

-

-

721

772
NMGC -

108 -

95 -

426

629
NMGI -

203 -

-

-

-

203
NSPI -

398

125

40

483

2,500

3,546
EBP -

-

-

249 -

-

249
ECI

74

90

137

85

60

3

449
Total $

574 $

1,613 $

262 $

3,110 $

946 $

9,937 $

16,442